OPERATING LEASES (Details Narrative) - USD ($)		12 Months Ended
	May 27, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 15, 2021
Lease monthly rent	$ 5,955
Lease expiration date	Sep. 30, 2026
Operating lease right-of-use assets		$ 167,736	$ 217,718	$ 262,771
Operating lease liability		187,425	240,625
Operating lease cost		$ 71,676	$ 71,676	$ 41,811
ASC 842 [Member]
Operating lease right-of-use assets					$ 290,827
Operating lease liability					290,827
ASC 842 [Member] | June Fifteen Twenty Twenty One [Member]
Operating lease right-of-use assets					290,827
Operating lease liability					$ 290,827